SEGMENT INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Segments [Abstract]
FFO	$ (544)	$ (324)	$ 586
Fair value (losses) gains, net	(692)	(673)	20
Share of equity accounted (losses) income - non-FFO	(124)	(765)	120
Depreciation and amortization of real-estate assets	(306)	(320)	(190)
Income tax benefit (expense)	(289)	419	(281)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	535	430	(387)
Net (loss) income attributable to unitholders	(1,420)	(1,233)	(132)
Non-controlling interests of others in operational subsidiaries and properties	(577)	(616)	1,128
Net (loss) income	$ (1,997)	$ (1,849)	$ 996